GROWTH FUND
                              EMERGING GROWTH FUND
                             GROWTH AND INCOME FUND
                              EQUITY STRATEGY FUND
                                 BALANCED FUND

                                   A SERIES OF

                                PIPER FUNDS INC.

                      Supplement dated January 25, 1996 to
                       Prospectus dated November 27, 1995


The section of the prospectus on page 31 entitled "Special Purchase Plans -- Purchases by Other Individuals Without a Sales Charge" is amended by adding the following paragraph:

         American Government Term Trust Inc. ("AGT"), a closed-end fund which was managed by the Adviser, recently dissolved and distributed its net assets to shareholders. Former AGT shareholders may invest the distributions received by them in connection with such dissolution in shares of the Funds without payment of a sales charge. (Any such sales are subject to the eligibility of Fund share purchases in the shareholder's state as well as the minimum investment requirements and other applicable terms set forth in this Prospectus.)



                             GOVERNMENT INCOME FUND
                          SHORT-INTERMEDIATE BOND FUND

                                   A SERIES OF

                                PIPER FUNDS INC.

                      Supplement dated January 24, 1996 to
                       Prospectus dated November 27, 1995


The section of the prospectus on page 28 entitled "Special Purchase Plans -- Purchases by Other Individuals Without a Sales Charge" is amended by adding the following paragraph:

         American Government Term Trust Inc. ("AGT"), a closed-end fund which was managed by the Adviser, recently dissolved and distributed its net assets to shareholders. Former AGT shareholders may invest the distributions received by them in connection with such dissolution in shares of the Fund without payment of a sales charge. (Any such sales are subject to the eligibility of Fund share purchases in the shareholder's state as well as the minimum investment requirements and other applicable terms set forth in this Prospectus.)


                            NATIONAL TAX-EXEMPT FUND
                            MINNESOTA TAX-EXEMPT FUND

                                   A SERIES OF

                                PIPER FUNDS INC.

                      Supplement dated January 24, 1996 to
                       Prospectus dated November 27, 1995


The section of the prospectus on page 22 entitled "Special Purchase Plans -- Purchases by Other Individuals Without a Sales Charge" is amended by adding the following paragraph:

         American Government Term Trust Inc. ("AGT"), a closed-end fund which was managed by the Adviser, recently dissolved and distributed its net assets to shareholders. Former AGT shareholders may invest the distributions received by them in connection with such dissolution in shares of the Fund without payment of a sales charge. (Any such sales are subject to the eligibility of Fund share purchases in the shareholder's state as well as the minimum investment requirements and other applicable terms set forth in this Prospectus.)


                      INSTITUTIONAL GOVERNMENT INCOME FUND

                                   A SERIES OF

                                PIPER FUNDS INC.

                      Supplement dated January 24, 1996 to
                       Prospectus dated November 27, 1995


The section of the prospectus on page 28 entitled "Purchase Plans -- Special Purchase Plans" is amended by adding the following paragraph:

         Purchases by former shareholders of American Government Term Trust Inc. American Government Term Trust Inc. ("AGT"), a closed-end fund which was managed by the Adviser, recently dissolved and distributed its net assets to shareholders. Former AGT shareholders may invest the distributions received by them in connection with such dissolution in shares of the Fund without payment of a sales charge. (Any such sales are subject to the eligibility of Fund share purchases in the shareholder's state as well as the minimum investment requirements and other applicable terms set forth in this Prospectus.)